UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:         | |; Amendment Number:

This Amendment (Check only one): | | is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Scopia Fund Management, LLC

Address:    152 West 57th St.
            New York, New York 10019

13F File Number: 028-11096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jeremy Mindich
Title:      Managing Director
Phone:      (212) 370-0303

Signature, Place and Date of Signing:


  /s/ Jeremy Mindich           New York, New York            November 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $2,790,088
                                        (in thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT  PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------  --- ----   ----------  -----    ----      ------ ----
ACME PACKET INC               COM              004764106   33220      1942661 SH         Sole                  1942661
ACORDA THERAPEUTICS INC       COM              00484m106    3834       149707 SH         Sole                   149707
AEROFLEX HLDG CORP            COM              007767106    9776      1474573 SH         Sole                  1474573
AMERICAN SUPERCONDUCTOR CORP  COM              030111108     968       233253 SH         Sole                   233253
ARUBA NETWORKS INC            COM              043176106   28086      1249100 SH  PUT    Sole                  1249100
CATERPILLAR INC DEL           COM              149123101   80525       935900 SH  PUT    Sole                   935900
CATERPILLAR INC DEL           COM              149123101   80525       935900 SH  PUT    Sole                   935900
CATERPILLAR INC DEL           COM              149123101   73074       849300 SH  PUT    Sole                   849300
CISCO SYS INC                 COM              17275r102   86749      4543001 SH         Sole                  4543001
CISCO SYS INC                 COM              17275r102   30754      1610600 SH  CALL   Sole                  1610600
CISCO SYS INC                 COM              17275r102   18923       991000 SH  CALL   Sole                   991000
COACH INC                     COM              189754104    7570       135138 SH         Sole                   135138
CORRECTIONS CORP AMER NEW     COM NEW          22025Y407    1648        49268 SH         Sole                    49268
DENDREON CORP                 COM              24823Q107   11768      2446576 SH         Sole                  2446576
DIAMOND FOODS INC             COM              252603105    2306       122525 SH         Sole                   122525
DOMTAR CORP                   COM NEW          257559203   35919       458796 SH         Sole                   458796
EMERGENT BIOSOLUTIONS INC     COM              29089q105   21916      1542285 SH         Sole                  1542285
EXPEDIA INC DEL               COM              30212p303   86907      1502537 SH         Sole                  1502537
GEO GROUP INC                 COM              36159r103  251768      9098966 SH         Sole                  9098966
G-III APPAREL GROUP LTD       COM              36237h101   68828      1917218 SH         Sole                  1917218
HOMEAWAY INC                  COM              43739q100    3374       144001 SH         Sole                   144001
INTEL CORP                    COM              458140100   76934      3395900 SH  PUT    Sole                  3395900
INTEL CORP                    COM              458140100   19941       880200 SH  PUT    Sole                   880200
INTERNATIONAL BUSINESS MACHS  COM              459200101  192202       926500 SH  PUT    Sole                   926500
JETBLUE AIRWAYS CORP          COM              477143101   39386      8213961 SH         Sole                  8213961
MACYS INC                     COM              55616p104   77350      2056092 SH         Sole                  2056092
MCMORAN EXPLORATION CO        COM              582411104    1345       114464 SH         Sole                   114464
MEDIVATION INC                COM              58501n101  125159      2221105 SH         Sole                  1688735
MOMENTA PHARMACEUTICALS INC.  COM              60877t100   73659      5055499 SH         Sole                  5039205
NCR CORP NEW                  COM              62886e108   91533      3926789 SH         Sole                  3926789
NETAPP INC                    COM              64110d104  106701      3245175 SH         Sole                  3245175
NORDION INC                   COM              65563c105   32435      4805123 SH         Sole                  4805123
OLD REP INTL CORP             COM              680223104   18683      2008895 SH         Sole                  2008895
OMNIVISION TECHNOLOGIES INC   COM              682128103    1927       138067 SH         Sole                   138067
OPKO HEALTH INC               COM              68375N103    1325       317090 SH         Sole                   317090
PHH CORP                      COM NEW          693320202  101651      4995147 SH         Sole                  4995147
PHH CORP                      NOTE 6.000% 6/1  693320aq6   45406     25000000 PRN        Sole                 25000000
PLAINS EXPL& PRODTN CO        COM              726505100   30472       813243 SH         Sole                   813243
POLYPORE INTL INC             COM              73179v103   22254       629524 SH         Sole                   629524
QLT INC                       COM              746927102   12907      1656922 SH         Sole                  1656922
SPDR S&P 500 ETF TR           TR UNIT          78462f103   90672       629800 SH  PUT    Sole                   629800
SPDR S&P 500 ETF TR           TR UNIT          78462f103   58941       409400 SH  PUT    Sole                   409400
SPDR S&P 500 ETF TR           TR UNIT          78462f103   71927       499600 SH  PUT    Sole                   499600
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A         848574109  191336      8614841 SH         Sole                  7798128
SUNRISE SENIOR LIVING INC     COM              86768k106   14983      1049983 SH         Sole                  1049983
SYNAPTICS INC                 COM              87157D109    8255       343686 SH         Sole                   343686
TEXAS ROADHOUSE INC           COM              882681109    7246       423723 SH         Sole                   423723
TFS FINL CORP                 COM              87240r107   41559      4582003 SH         Sole                  4582003
UNITED THERAPEUTICS CORP DEL  COM              91307c102   58166      1040907 SH         Sole                   313220
UNITED THERAPEUTICS CORP DEL  COM              91307c102   97712      1748600 SH  CALL   Sole                  1748600
VERTEX PHARMACEUTICALS INC    COM              92532f100    6313       112956 SH         Sole                   112956
WEBSENSE INC                  COM              947684106   10331       660157 SH         Sole                   660157
XEROX CORP                    COM              984121103  121348     16532456 SH         Sole                 16532456
ZYNGA INC                     CL A             98986T108    1591       561345 SH         Sole                   561345

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